Investments In Affiliated Companies, Partnership And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Current assets	$ 542,600	$ 452,343
Non-current assets	117,438	145,346
Total assets	660,038	597,689
Current liabilities	161,414	168,352
Non-current liabilities	223,253	103,656
Shareholders' equity	275,371	325,681
Total liabilities	$ 660,038	$ 597,689